Short-Term Borrowings (Reconciliation of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Short-Term Borrowings [Abstract]
Accounts receivable securitization program, beginning of period	$ 40	$ 0	$ 40	$ 0
Proceeds received from accounts receivable securitization	0	0	0	0
Repayment of accounts receivable securitization	0	0	0	0
Accounts receivable securitization program, end of period	$ 40	$ 0	$ 40	$ 0